Financial Assets and Liabilities - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Oct. 31, 2019	Sep. 19, 2019	Aug. 01, 2019	Jun. 30, 2019	Jan. 31, 2019	Jun. 29, 2018	Mar. 31, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	$ 3,334		$ 3,311
Interest-bearing deposits at call held as security	400		400
Security deposit	252		252
Borrowings	90,991		89,478
Current liabilities	87,697		90,143
Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	50,813		49,900
Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	50,210		49,414
Hercules Capital, Inc.
Disclosure Of Financial Assets And Liabilities [Line Items]
Remeasurement of borrowing arrangements within finance loss	100
Interest payable	3,800
Hercules Capital, Inc. | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount										$ 75,000
Borrowings, interest rate				9.70%	9.95%	10.20%	10.45%			9.45%
Remaining available borrowings	$ 25,000
Borrowings, maturity	March 2022
Principal repayment date	2021-03
Hercules Capital, Inc. | Tranche One
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	$ 50,000		$ 50,000
Hercules Capital, Inc. | Tranche One | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings										$ 35,000
Hercules Capital, Inc. | Potential Ordinary Share Transactions | Tranche Two | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings								$ 15,000
Hercules Capital, Inc. | Amended Terms of Loan Agreement | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, interest rate	9.70%
NovaQuest Capital Management, L.L.C.
Disclosure Of Financial Assets And Liabilities [Line Items]
Interest payable	$ 3,900
Description of repayment of borrowings	If there are no net sales of remestemcel-L for pediatric SR-aGVHD, the loan is only repayable on maturity in 2026. If in any annual period 25% of net sales of remestemcel-L for pediatric SR-aGVHD exceed the amount of accrued interest owing and, from 2022, principal and accrued interest owing (“the payment cap”), Mesoblast will pay the payment cap and an additional portion of excess sales which may be used for early prepayment of the loan. If in any annual period 25% of net sales of remestemcel-L for pediatric SR-aGVHD is less than the payment cap, then the payment is limited to 25% of net sales of remestemcel-L for pediatric SR-aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.
Remeasurement of borrowing arrangements gain (loss)	$ 1,900	$ (400)
Remeasurement of borrowing arrangements within finance gains (Loss)	(800)	$ 100
Current liabilities	4,200
Loan administration fee payable, current	$ 300
NovaQuest Capital Management, L.L.C. | Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount									$ 40,000
Borrowings, interest rate									15.00%
Borrowings, maturity	July 2026
Borrowings, interest rate basis	There is a four-year interest only period, until July 2022, with the principal repayable in equal quarterly instalments over the remaining period of the loan. The loan matures in July 2026. Interest on the loan will accrue at a fixed rate of 15% per annum.
NovaQuest Capital Management, L.L.C. | Tranche One | Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings									$ 30,000
Top of Range
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade receivables settlement period	60 days